Income tax and social contribution - Schedule of income tax and social contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax and social contribution
Income/(loss) before income tax and social contribution	R$ 597.8	R$ 17.7
Combined tax rate	34.00%	34.00%
Income tax and social contribution statutory rate	R$ 203.3	R$ 6.0
Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries	(13.5)	(14.1)
Exchange differences on foreign subsidiaries	27.1	91.0
Unrecorded deferred tax on tax loss and on temporary differences	39.9	(213.0)
Permanent differences	(8.0)	(2.5)
Deferred Income Tax on Tax Losses utilized in the PERT	83.1
Reversal of provisions for uncertain tax provisions	3.6
Other	2.3	0.6
Total income tax and social contribution expenses	(68.8)	(144.0)
Current income tax and social contribution	2.9	8.7	R$ (1.4)
Deferred income tax and social contribution	R$ (71.7)	R$ (152.7)	R$ 3.9